Results of Segments	12 Months Ended
Dec. 31, 2023
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes but is not limited to segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

At year end 2023, SAP had five operating segments that are regularly reviewed by the Executive Board, which is responsible for assessing the performance of the Company and for making resource allocation decisions as our chief operating decision-maker (CODM). The operating segments are largely organized and managed separately according to their product and service offerings. The Applications, Technology & Services (ATS) segment is SAP's only reportable segment.

In the first quarter of 2023, the non-reportable SAP Signavio segment was dissolved and integrated into the Applications, Technology & Services segment.

At the end of the second quarter of 2023, we sold our stake in Qualtrics, a formerly reportable segment. For more information about the sale of Qualtrics, see Note (D.1).

Due to their size, the following segments are non-reportable:

-      The Emarsys segment derives its revenues mainly from the sale of cloud-based customer experience offerings and from the sale of related services.

-      The Taulia segment derives its revenues mainly from the sale of working capital solutions.

-     The Business Network segment combines SAP’s network offerings, covering procurement, logistics, asset management, and industry-specific solutions spanning end-to-end value chains. The segment generates revenues from cloud application subscriptions, transactional fees, and services.

-     The Sustainability segment bundles a portfolio of sustainability-related solutions that enables SAP’s customers to record and report financial and non-financial metrics and act on improving their sustainability footprint across all ESG (Environmental, Social, and Governance) dimensions.

The segment information for 2023 and the comparative prior periods were restated to conform with the new segment composition.

y Segment Reporting Policies

Our management reporting system, and hence our segment reporting system, reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Other depreciation and amortization expense is directly allocated to the operating segments.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. The accounting policies applied in the measurement of operating segment expenses and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

The expense measures exclude:

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Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations, including goodwill impairment charges, and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development) as well as sale/disposal gains and losses for these intangibles, settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
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Share-based payment expenses
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Restructuring expenses
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Regulatory compliance matter expenses

SAP headquarter functions which are exclusively managed on corporate level, such as finance, accounting, legal, human resources, global business operations, and corporate marketing, are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segments, and the certain activities managed on corporate level, as outlined above, are presented under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment is not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Applications, Technology & Services

€ millions	2023		2022		2021
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	12,538	12,903	10,428	9,754	7,941
Software licenses	1,764	1,801	2,056	1,972	3,248
Software support	11,495	11,781	11,908	11,363	11,411
Software licenses and support	13,259	13,582	13,964	13,335	14,659
Cloud and software	25,797	26,485	24,392	23,089	22,600
Services	4,260	4,369	4,104	3,872	3,570
Total segment revenue	30,057	30,853	28,496	26,961	26,170
Cost of cloud	-3,693	-3,779	-3,355	-3,073	-2,696
Cost of software licenses and support	-1,277	-1,299	-1,331	-1,248	-1,431
Cost of cloud and software	-4,971	-5,078	-4,686	-4,322	-4,127
Cost of services	-2,981	-3,044	-2,856	-2,708	-2,453
Total cost of revenue	-7,951	-8,122	-7,542	-7,030	-6,580
Segment gross profit	22,105	22,731	20,954	19,931	19,590
Other segment expenses	-12,294	-12,602	-12,130	-11,459	-10,282
Segment profit	9,811	10,129	8,824	8,472	9,308

[1] The 2023 constant currency amounts are only comparable to 2022 actual currency amounts; 2022 constant currency amounts are only comparable to 2021 actual currency amounts.

Directly allocated depreciation and amortization expense in the ATS segment decreased compared to 2022 by 23% (22% at constant currency) from €639 million to €491 million.

Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2023		2022	2023		2022	2023		2022	2023		2022
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Services	13,645	13,736	12,610	12,091	12,493	11,606	4,320	4,624	4,280	30,057	30,853	28,496
Total reportable segments	13,645	13,736	12,610	12,091	12,493	11,606	4,320	4,624	4,280	30,057	30,853	28,496

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2022	2021		2022	2021		2022	2021		2022	2021
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Services	12,610	12,382	12,267	11,606	10,386	9,826	4,280	4,193	4,077	28,496	26,961	26,170
Total reportable segments	12,610	12,382	12,267	11,606	10,386	9,826	4,280	4,193	4,077	28,496	26,961	26,170

For a breakdown of revenue by region for the SAP Group, see Note (A.1).